Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Royalty, stream and other interests [Line Items]
Beginning balance	$ 1,113,855	$ 1,174,298
Additions	36,879	73,449
Exercise of a buy-down right	(2,051)
Depletion	(35,770)	(32,607)
Impairment	(5,495)	(49,558)
Foreign exchange revaluation impact	32,608	(51,727)
Ending balance	1,140,026	1,113,855
Royalty interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	637,413	695,356
Additions	13,839	50,121
Exercise of a buy-down right	(2,051)
Depletion	(13,234)	(12,208)
Impairment	(5,495)	(49,558)
Foreign exchange revaluation impact	28,964	(46,298)
Ending balance	659,436	637,413
Stream interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	465,671	468,171
Additions	23,040	23,328
Exercise of a buy-down right	0
Depletion	(22,536)	(20,399)
Impairment	0	0
Foreign exchange revaluation impact	3,644	(5,429)
Ending balance	469,819	465,671
Offtake interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	10,771	10,771
Additions	0	0
Exercise of a buy-down right	0
Depletion	0	0
Impairment	0	0
Foreign exchange revaluation impact	0	0
Ending balance	10,771	10,771
Producing [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	424,963
Cost	1,022,000	951,973
Accumulated depletion and impairments	(585,924)	(527,010)
Ending balance	436,076	424,963
Producing [Member] | Royalty interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	86,526
Cost	451,288	390,283
Accumulated depletion and impairments	(333,704)	(303,757)
Ending balance	117,584	86,526
Producing [Member] | Stream interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	338,437
Cost	570,712	561,690
Accumulated depletion and impairments	(252,220)	(223,253)
Ending balance	318,492	338,437
Producing [Member] | Offtake interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion and impairments	0	0
Ending balance	0	0
Development [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	384,870
Cost	510,911	533,075
Accumulated depletion and impairments	(131,164)	(148,205)
Ending balance	379,747	384,870
Development [Member] | Royalty interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	283,384
Cost	336,640	352,216
Accumulated depletion and impairments	(72,475)	(68,832)
Ending balance	264,165	283,384
Development [Member] | Stream interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	101,486
Cost	174,271	160,017
Accumulated depletion and impairments	(58,689)	(58,531)
Ending balance	115,582	101,486
Development [Member] | Offtake interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	0
Cost	0	20,842
Accumulated depletion and impairments	0	(20,842)
Ending balance	0	0
Exploration and evaluation [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	304,022
Cost	330,512	311,916
Accumulated depletion and impairments	(6,309)	(7,894)
Ending balance	324,203	304,022
Exploration and evaluation [Member] | Royalty interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	267,503
Cost	283,473	274,874
Accumulated depletion and impairments	(5,786)	(7,371)
Ending balance	277,687	267,503
Exploration and evaluation [Member] | Stream interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	25,748
Cost	36,268	26,271
Accumulated depletion and impairments	(523)	(523)
Ending balance	35,745	25,748
Exploration and evaluation [Member] | Offtake interests [Member]
Royalty, stream and other interests [Line Items]
Beginning balance	10,771
Cost	10,771	10,771
Accumulated depletion and impairments	0	0
Ending balance	$ 10,771	$ 10,771